OTHER COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Jun. 30, 2015 USD ($) lease	Dec. 31, 2014 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Book value of vessels secured against long-term loans and capital leases	$ 1,985,301	$ 1,623,423
Leases subject to tax lease | lease	1
Accrued gain (loss) on terminated contracts	$ 300